Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of income tax reconciliation

	2024	2023	2022
Profit before income tax	2,795,198	1,539,078	(308,901)
Tax rate (i)	40%	40%	41%
Income tax	(1,118,079)	(615,631)	126,649

Permanent additions/exclusions
Share-based payments	(8,175)	(16,880)	(11,757)
Operational losses and others	(6,212)	(11,342)	(9,112)
Change in income tax rate	-	-	(2,531)
Contingent share award (CSA) - termination (iii)	-	-	(145,785)
Effect of different tax rates - subsidiaries and parent company	103,254	80,128	(31,765)
Interest on capital	44,246	32,731	-
Donations	32,863	-	-
Other amounts (ii)	129,017	22,446	18,568
Income tax	(823,086)	(508,548)	(55,733)

Current tax expense	(1,536,521)	(1,184,230)	(473,345)
Deferred tax benefit	713,435	675,682	417,612
Income tax in the statement of income	(823,086)	(508,548)	(55,733)
Deferred tax recognized in OCI	(11,899)	1,666	829
Income tax	(834,985)	(506,882)	(54,904)
Effective tax rate	29.4%	33.0%	18.0%
(i)	The tax rate used was the one applicable to the Brazilian financial subsidiaries, which represents the most significant portion of the operations of the Group. The tax rate used is not materially different from the average effective tax rate considering all jurisdictions where the Group has operations. The effect of other tax rates is shown in the table above as “effect of different tax rates – subsidiaries and parent company”.
(ii)	Mostly related to the amount of non-taxable income, incentives and non-taxable interests on recoverable taxes.
(iii)	The amount is related to the termination of the Contingent Share Award (CSA) as described in note 10b.

Schedule of deferred income taxes

			Recognized in the statement of income
	2023	Other	Constitution	Realization	Foreign exchange	Recognized in OCI	2024

Provisions for credit loss	1,330,733	-	1,267,994	(752,222)	(340,419)	-	1,506,086
Provision PIS/COFINS - Financial Revenue	(2,108)	-	-	2,108	-	-	-
Other temporary differences (i)	192,070	10	189,706	(41,209)	(80,204)	(59)	260,314
Total deferred tax assets on temporary differences	1,520,695	10	1,457,700	(791,323)	(420,623)	(59)	1,766,400

Tax loss and negative basis of social contribution	92,918	45	87,296	(13,343)	(21,313)	-	145,603
Deferred tax assets	1,613,613	55	1,544,996	(804,666)	(441,936)	(59)	1,912,003

Futures settlement market	(11,509)	-	(928)	2,820	471	-	(9,146)
Fair value changes - financial instruments	(9,332)	(16)	(61,851)	170	9,287	(349)	(62,091)
Others	(54,937)	-	(5,098)	25,200	12,408	-	(22,427)
Deferred tax liabilities	(75,778)	(16)	(67,877)	28,190	22,166	(349)	(93,664)

Deferred tax, offset	1,537,835	39	1,477,119	(776,476)	(419,770)	(408)	1,818,339

Fair value changes - cash flow hedge	(5,375)	-	12,792	-	1,105	(11,491)	(2,969)
Deferred tax recognized during the year		39	1,489,911	(776,476)		(11,899)
(i)	Other temporary differences are composed mainly of other provisions and financial instruments taxes as of December 31, 2024. As of December 31, 2023, other temporary differences were composed mainly of other provisions and supplier provisions.
		Recognized in the statement of income
	2022	Constitution	Realization	Foreign exchange	Recognized in OCI	2023
Provisions for credit loss	583,791	1,067,729	(385,564)	64,777	-	1,330,733
Provision PIS/COFINS - Financial Revenue	6,299	-	(6,787)	(1,620)	-	(2,108)
Other temporary differences (i)	123,103	103,257	(45,132)	10,842	-	192,070
Total deferred tax assets on temporary differences	713,193	1,170,986	(437,483)	73,999	-	1,520,695
						-
Tax loss and negative basis of social contribution	97,857	61,047	(72,662)	6,676	-	92,918
Deferred tax assets	811,050	1,232,033	(510,145)	80,675	-	1,613,613

Futures settlement market	(13,739)	(3,082)	5,772	(460)	-	(11,509)
Fair value changes - financial instruments	(3,291)	(3,537)	(194)	(360)	(1,950)	(9,332)
Others	(24,088)	(59,381)	25,635	2,897	-	(54,937)
Deferred tax liabilities	(41,118)	(66,000)	31,213	2,077	(1,950)	(75,778)

Deferred tax, offset	769,932	1,166,033	(478,932)	82,752	(1,950)	1,537,835

Fair value changes - cash flow hedge	(1,758)	107,410	(118,829)	7,802	3,616	(5,375)
Deferred tax recognized during the year		1,273,443	(597,761)		1,666
(i)	Other temporary differences are composed mainly of other provisions and financial instruments taxes as of December 31, 2024. As of December 31, 2023 and 2022 other temporary differences were composed mainly of other provisions and supplier provisions.
		Reflected in the statement of profit (loss)
	2021	Constitution	Realization	Foreign exchange	Reflected in OCI	2022
Provisions for credit loss	204,459	600,227	(221,817)	922	-	583,791
Provision PIS/COFINS - Financial Revenue	5,965	-	-	334	-	6,299
Other temporary differences	72,343	68,971	(34,313)	3,927	-	123,103
Total deferred tax assets on temporary differences	282,767	669,198	(256,130)	5,183	-	713,193

Tax loss and negative basis of social contribution	77,985	19,930	(5,707)	5,649	-	97,857
Deferred tax assets	360,752	689,128	(261,837)	10,832	-	811,050

Futures settlement market	(18,850)	(7,821)	13,730	(798)	-	(13,739)
Fair value changes - financial instruments	(2,144)	(3,744)	4,634	(51)	(1,986)	(3,291)
Others	(8,340)	46,446	(60,338)	(1,856)	-	(24,088)
Deferred tax liabilities	(29,334)	34,881	(41,974)	(2,705)	(1,986)	(41,118)

Fair value changes - cash flow hedge	1,057	17,608	(20,194)	(229)	2,815	(1,758)
Deferred tax recognized during the period		741,617	(324,005)		829
(i)	Other temporary differences are composed mainly of other provisions and financial instruments taxes as of December 31, 2024. As of December 31, 2023 and 2022 other temporary differences were composed mainly of other provisions and supplier provisions.

Schedule of tax liabilities

	2024	2023
Taxes and contributions on income (i)	1,033,501	1,217,369
Other taxes	68,586	83,476
Total Tax liabilities	1,102,086	1,300,845
(i)	Taxes and contributions on income are current obligations related to taxes on profit.